Risk Management and Derivative Instruments - Schedule of Gains and Losses Related to Derivative Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, (Gain) Loss [Line Items]
(Gain) loss on derivative instruments	$ (46,116)	$ 15,610	$ (77,407)	$ 12,364	$ 26,771	$ (13,854)	$ (6,514)
Commodity Derivatives
Derivative Instruments, (Gain) Loss [Line Items]
(Gain) loss on derivative instruments	$ (46,116)	$ 15,610	$ (77,407)	$ 12,364	$ 26,771	$ (13,854)	$ (6,514)